Accrued Payroll and Related Costs (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	Oct. 02, 2015	Apr. 03, 2015	Mar. 28, 2014
Accrued payroll and employee benefits
Accrued payroll		$ 21,785	$ 47,806
Accrued vacation		20,606	45,210
Deferred compensation		33,447	35,488
Accrued incentive compensation		19,111	24,563
Payroll taxes		8,196	9,839
Other		6,394	7,989
Total	$ 88,986	$ 109,539	$ 170,895